Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 280	SFr 199	SFr 199
Restructuring expenses	91	255	346
Utilization	(83)	(48)	(131)
Restructuring Reserve, Ending Balance	299	280	299
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	87	12	12
Restructuring expenses	41	73	114
Utilization	(18)	2	(16)
Restructuring Reserve, Ending Balance	110	87	110
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	193	187	187
Restructuring expenses	61	56	117
Utilization	(65)	(50)	(115)
Restructuring Reserve, Ending Balance	189	193	189
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	(27)	33	6
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	12	70	82
Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	4	23	27
Excluding unsettled compensation and pension obligations [Member]
Restructuring provision
Restructuring expenses	102	SFr 129	231
Bank
Restructuring provision
Restructuring expenses	SFr 85		SFr 318